Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Item 402(v) Pay versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the company or the compensation committee view the link between the company’s performance and NEO pay. For additional information about our pay-for-performance
philosophy and how we align executive compensation with company performance, refer to “
Executive Compensation—Compensation Discussion and Analysis”
section above.
Required Tabular Disclosure of Pay versus Performance
The table below reflects information regarding the compensation of our NEOs for fiscal years 2022, 2021 and 2020, as well as our financial performance for each of these fiscal years in accordance with SEC rules. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for
Non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in “
Executive Compensation—Compensation Discussion and Analysis
” section above.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) 1	Compensation Actually Paid to PEO($) 2	Average Summary Compensation Table Total for Non-PEO NEOs($) 1	Average Compensation Actually Paid to Non-PEO NEOs($) 2	Total Shareholder Return ($) 3	Peer Group Total Shareholder Return($) 3	GAAP Net Income/ (Loss) ($) (in thousands) 4	Total Revenues($) (in thousands) 5
2022	17,325,618	26,315,005	5,035,509	7,254,180	107	114	(224,060)	3,659,374
2021	15,679,311	4,921,238	4,544,613	2,655,063	85	126	(329,668)	3,094,238
2020	12,573,300	19,597,659	4,091,303	6,145,655	111	126	238,616	2,363,567

(1)
For each fiscal year, represents amount reported for our principal executive officer (PEO) and average amount reported for our non-PEO
NEOs, in each case in the Total column of the Summary Compensation Table. Our PEO for each of the applicable years is Bruce C. Cozadd. The non-PEO
NEOs for 2022 were Daniel N. Swisher, Jr. Renee Gala, Robert Iannone and Kim Sablich; the
non-PEO
NEOs 2021 were Daniel N. Swisher, Jr. Renee Gala, Robert Iannone, and Chris Tovey; and the
non-PEO
NEOs for 2020 were Daniel N. Swisher, Jr. Renee Gala, Robert Iannone, and Kim Sablich.

(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO
NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our ordinary shares on the applicable fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our ordinary shares on the applicable vesting date; (ii) for PSUs, the closing fair value of the awards using a Monte-Carlo simulation method, multiplied by a factor reflecting achievement of the probable outcome of the cumulative performance objective as of the measurement date; and (iii) for stock options, the closing
fair value of the stock

options based on a Black-Scholes option pricing model on the applicable fiscal year-end
date, or, in the case of vesting stock options, the closing fair value on the applicable vesting date. Details of the adjustments made to the Summary Compensation Table are as follows:

	2022		2021		2020
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total compensation as reported in the Summary Compensation Table (SCT)	17,325,618	5,035,509	15,679,311	4,544,613	12,573,300	4,091,303
(Deduct): Grant date fair value of awards as reported in the Stock Awards and Option Awards columns in the SCT for applicable fiscal year (FY)	(14,873,643)	(3,865,859)	(13,414,116)	(3,505,027)	(10,091,856)	(3,037,957)
Add: ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY-end, determined as of applicable FY-end	18,049,908	4,691,422	9,742,948	2,802,063	17,526,705	5,048,743
Add/(deduct): ASC 718 fair value of awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	3,823,712	996,931	(6,252,113)	(1,092,121)	1,921,083	221,269
Add/(deduct): ASC 718 fair value of awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	1,989,410	396,177	(834,792)	(94,465)	(2,331,573)	(177,703)

Total adjustments	8,989,387	2,218,671	(10,758,073)	(1,889,550)	7,024,359	2,054,352

Compensation actually paid	26,315,005	7,254,180	4,921,238	2,655,063	19,597,659	6,145,655

(3)
For the relevant fiscal year, represents the cumulative Total Shareholder Return of our ordinary shares and the NASDAQ Biotechnology Index at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.

(4)	The amounts represent the GAAP net income (loss) as reported in the company’s audited financial statements for the applicable fiscal year.

(5)
As required by Item 402(v) of Regulation
S-K,
we have determined that the Company-Selected Measure is total revenues as reported in the company’s audited financial statements for the applicable fiscal year.

Company Selected Measure Name	total revenues
Named Executive Officers, Footnote [Text Block]	The
non-PEO
NEOs for 2022 were Daniel N. Swisher, Jr. Renee Gala, Robert Iannone and Kim Sablich; the
non-PEO
NEOs 2021 were Daniel N. Swisher, Jr. Renee Gala, Robert Iannone, and Chris Tovey; and the
non-PEO
	NEOs for 2020 were Daniel N. Swisher, Jr. Renee Gala, Robert Iannone, and Kim Sablich.
Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative Total Shareholder Return of our ordinary shares and the NASDAQ Biotechnology Index at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.
PEO Total Compensation Amount	$ 17,325,618	$ 15,679,311	$ 12,573,300
PEO Actually Paid Compensation Amount	$ 26,315,005	4,921,238	19,597,659
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO
NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our ordinary shares on the applicable fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our ordinary shares on the applicable vesting date; (ii) for PSUs, the closing fair value of the awards using a Monte-Carlo simulation method, multiplied by a factor reflecting achievement of the probable outcome of the cumulative performance objective as of the measurement date; and (iii) for stock options, the closing
fair value of the stock

options based on a Black-Scholes option pricing model on the applicable fiscal year-end
date, or, in the case of vesting stock options, the closing fair value on the applicable vesting date. Details of the adjustments made to the Summary Compensation Table are as follows:

	2022		2021		2020
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total compensation as reported in the Summary Compensation Table (SCT)	17,325,618	5,035,509	15,679,311	4,544,613	12,573,300	4,091,303
(Deduct): Grant date fair value of awards as reported in the Stock Awards and Option Awards columns in the SCT for applicable fiscal year (FY)	(14,873,643)	(3,865,859)	(13,414,116)	(3,505,027)	(10,091,856)	(3,037,957)
Add: ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY-end, determined as of applicable FY-end	18,049,908	4,691,422	9,742,948	2,802,063	17,526,705	5,048,743
Add/(deduct): ASC 718 fair value of awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	3,823,712	996,931	(6,252,113)	(1,092,121)	1,921,083	221,269
Add/(deduct): ASC 718 fair value of awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	1,989,410	396,177	(834,792)	(94,465)	(2,331,573)	(177,703)

Total adjustments	8,989,387	2,218,671	(10,758,073)	(1,889,550)	7,024,359	2,054,352

Compensation actually paid	26,315,005	7,254,180	4,921,238	2,655,063	19,597,659	6,145,655

Non-PEO NEO Average Total Compensation Amount	$ 5,035,509	4,544,613	4,091,303
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,254,180	2,655,063	6,145,655
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO
NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our ordinary shares on the applicable fiscal year-end
date, or, in the case of vesting RSUs, the closing price of our ordinary shares on the applicable vesting date; (ii) for PSUs, the closing fair value of the awards using a Monte-Carlo simulation method, multiplied by a factor reflecting achievement of the probable outcome of the cumulative performance objective as of the measurement date; and (iii) for stock options, the closing
fair value of the stock

options based on a Black-Scholes option pricing model on the applicable fiscal year-end
date, or, in the case of vesting stock options, the closing fair value on the applicable vesting date. Details of the adjustments made to the Summary Compensation Table are as follows:

	2022		2021		2020
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total compensation as reported in the Summary Compensation Table (SCT)	17,325,618	5,035,509	15,679,311	4,544,613	12,573,300	4,091,303
(Deduct): Grant date fair value of awards as reported in the Stock Awards and Option Awards columns in the SCT for applicable fiscal year (FY)	(14,873,643)	(3,865,859)	(13,414,116)	(3,505,027)	(10,091,856)	(3,037,957)
Add: ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY-end, determined as of applicable FY-end	18,049,908	4,691,422	9,742,948	2,802,063	17,526,705	5,048,743
Add/(deduct): ASC 718 fair value of awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	3,823,712	996,931	(6,252,113)	(1,092,121)	1,921,083	221,269
Add/(deduct): ASC 718 fair value of awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	1,989,410	396,177	(834,792)	(94,465)	(2,331,573)	(177,703)

Total adjustments	8,989,387	2,218,671	(10,758,073)	(1,889,550)	7,024,359	2,054,352

Compensation actually paid	26,315,005	7,254,180	4,921,238	2,655,063	19,597,659	6,145,655

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The most important financial and
non-financial
performance measures used by the company to link compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see
“Executive Compensation—Compensation Discussion and Analysis”
above.

•	Total Revenues

•	Revenue (product- / therapeutic area-specific)

•	Non-GAAP Adjusted Operating Margin

•	Relative TSR

•	3 Year Revenue Compound Annual Growth Rate

•	Pipeline Progression

•	Regulatory Advancement

Total Shareholder Return Amount	$ 107	85	111
Peer Group Total Shareholder Return Amount	114	126	126
Net Income (Loss)	$ (224,060,000)	$ (329,668,000)	$ 238,616,000
Company Selected Measure Amount	3,659,374,000	3,094,238,000	2,363,567,000
PEO Name	Bruce C. Cozadd
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue (product- / therapeutic area-specific)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Adjusted Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	3 Year Revenue Compound Annual Growth Rate
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Pipeline Progression
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Regulatory Advancement
PEO [Member] | Grant date fair value of awards as reported in the Stock Awards and Option Awards columns in the SCT for applicable fiscal year (FY) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,873,643)	$ (13,414,116)	$ (10,091,856)
PEO [Member] | ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FYend, determined as of applicable FYend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,049,908	9,742,948	17,526,705
PEO [Member] | ASC 718 fair value of awards granted during prior FYs that were outstanding and unvested as of applicable FYend, determined based on change in ASC 718 fair value from prior FYend to applicable FYend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,823,712	(6,252,113)	1,921,083
PEO [Member] | ASC 718 fair value of awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FYend to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,989,410	(834,792)	(2,331,573)
PEO [Member] | Total adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,989,387	(10,758,073)	7,024,359
Non-PEO NEO [Member] | Grant date fair value of awards as reported in the Stock Awards and Option Awards columns in the SCT for applicable fiscal year (FY) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,865,859)	(3,505,027)	(3,037,957)
Non-PEO NEO [Member] | ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FYend, determined as of applicable FYend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,691,422	2,802,063	5,048,743
Non-PEO NEO [Member] | ASC 718 fair value of awards granted during prior FYs that were outstanding and unvested as of applicable FYend, determined based on change in ASC 718 fair value from prior FYend to applicable FYend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	996,931	(1,092,121)	221,269
Non-PEO NEO [Member] | ASC 718 fair value of awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FYend to vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	396,177	(94,465)	(177,703)
Non-PEO NEO [Member] | Total adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,218,671	$ (1,889,550)	$ 2,054,352